Financial Risk Management - Derivative Financial Instruments Per Category (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative Assets	€ 134,059,000	€ 133,803,000
Derivative Assets, Noncurrent	89,516,000	81,777,000
Derivative Assets, Current	44,543,000	52,026,000
Derivative Liabilities	113,900,000	20,860,000
Derivative Liabilities, Noncurrent	38,063,000	1,878,000
Derivative Liabilities, Current	75,837,000	18,982,000
Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	0	0
Derivative Assets, Noncurrent	0	0
Derivative Liabilities	1,703,000	2,716,000
Derivative Liabilities, Noncurrent	567,000	1,878,000
Cash Flow Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	10,746,000	2,932,000
Derivative Liabilities	359,000	1,288,000
Fair Value Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	120,025,000	118,334,000
Derivative Assets, Noncurrent	89,516,000	81,777,000
Derivative Liabilities	34,646,000	0
Derivative Liabilities, Noncurrent	37,496,000	0
Other Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	457,000	12,537,000
Derivative Liabilities	77,192,000	16,118,000
Cost of Sales [Member]
Derivative [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	0
Gain (Loss) on Derivative Used in Net Investment Hedge, Net of Tax		738,000
Sales [Member]
Derivative [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	200,000	€ 0
Gain (Loss) on Derivative Used in Net Investment Hedge, Net of Tax	€ 2,831,000